Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000237976 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.08%	20.45%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.68%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.64%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return) ($15,302) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.77%